Per Share Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2011 Continuing Operations [Member]	Dec. 31, 2010 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]
Earnings Per Share, Basic [Abstract]
Net income (loss)	$ 623	$ 844	$ 768	$ 599	$ (218)	$ 895	$ 803	$ 660	$ 1,561	$ 2,858	$ 2,472	$ 19	$ (24)	$ (332)
Less: net loss attributable to non-controlling interests									7	14	7	0	0	0
Net income attributable to the Company shareholders									1,568	2,872	2,479	19	(24)	(332)
Net income attributable to participating securities									(10)	(3)	(14)	0	0	2
Net income (loss) attributable to ordinary shareholders - Basic Shares									1,558	2,869	2,465	19	(24)	(330)
Earnings Per Share, Diluted [Abstract]
Net income	623	844	768	599	(218)	895	803	660	1,561	2,858	2,472	19	(24)	(332)
Less: net loss attributable to non-controlling interests									7	14	7	0	0	0
Net income attributable to the Company shareholders									1,568	2,872	2,479	19	(24)	(332)
Net income attributable to participating securities									(10)	(3)	(14)	0	0	2
Net income (loss) attributable to ordinary shareholders - Diluted Shares									$ 1,558	$ 2,869	$ 2,465	$ 19	$ (24)	$ (330)
Weighted average number of shares outstanding reconciliation [Abstract]
Basic weighted average common stock outstanding (in shares)									564	573	568	564	573	568
Effect of dilutive securities [Abstract]
MTI									0	1	1	0	1	1
Stock options (in shares)									0	3	3	0	3	3
Potential dilutive shares (in shares)									564	577	572	564	577	572
Earnings (loss) per share [Abstract]
Basic (in dollars per share)	$ 1.10	$ 1.47	$ 1.34	$ 1.04	$ (0.38)	$ 1.56	$ 1.41	$ 1.16	$ 2.76	$ 5.01	$ 4.34	$ 0.03	$ (0.04)	$ (0.58)
Diluted (in dollars per share)	$ 1.09	$ 1.46	$ 1.33	$ 1.04	$ (0.38)	$ 1.51	$ 1.38	$ 1.15	$ 2.75	$ 4.96	$ 4.32	$ 0.03	$ (0.04)	$ (0.58)
Anti-dilutive stock options and warrants (in shares)									11.5	0	1.0	11.5	0	1.0
Participating securities (in shares)									3.7	3.0	3.6	3.7	3.0	3.6
Dividends declared per share of common stock (in dollars per share)									$ 0.00	$ 4.20	$ 5.05	$ 0.00	$ 0.00	$ 0.00